INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
14. INTANGIBLE ASSETS
The following table provides a reconciliation of intangible assets:

(MILLIONS)	Notes	Total
Balance, as at December 31, 2017		$13
Acquisitions through business combinations	3	257
Amortization (1)		(9)

Balance, as at December 31, 2018		261
Amortization (1)		(20)

Balance, as at December 31, 2019		$241

(1)	Included in Other within the Consolidated Statements of Income
I
ntangible assets relate to certain of our power generating facilities that operate under service concession arrangements in Latin America. We primarily benefit from a government promoted concession agreement and a long-term PPA with UTE—Administracion Nacional de Usinas y Transmisiones Electricas, the Republic of Uruguay’s state-owned electricity company. Under this PPA, we are required to deliver power at a fixed rate for the contract period, in all cases inflation adjusted.
Brookfield Renewable’s service concesssion assets operate as authorizations that expire between 2031 and 2038. The remaining intangible assets are amortized straight-line over 17 to 20 years.
Under th
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s
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arrangement
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, Brookfield Renewable recognized $36 million of revenue for the year ended December 31, 2019 (2018: $23 million and 2017: $7 million)